CONVERTIBLE DEBT	Dec. 31, 2021
Nine-months Ended September 30
CONVERTIBLE DEBT

NOTE 6 – CONVERTIBLE DEBT

As of September 30, 2022, the Company had the following:

Unsecured convertible debt, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750

Unsecured convertible debt, due 08/05/23, 10% interest, converts at a market price of $0.05 per share. The proceeds from the sale of the Note were used to satisfy all but $17,000 of our obligations to Jay Decker pursuant to a previously issued promissory note to benefit from terms that our management believes are more favorable to the Company.	154,000

Unsecured convertible debt, due 05/01/23, 12% interest, converts at a market price of $0.05 per share.	200,000

SUBTOTAL	360,750
Less: Discount	-
TOTAL	$360,750

Below represent the Black-Scholes Option Pricing Model calculations for the above convertible note payables:

Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	288,159	$ 10,060
Unsecured Convertible debt #2	3,181,811	$ 149,817
Unsecured Convertible debt #3	4,182,667	$ 178,910

As of September 30, 2022, the Company has an outstanding total of $17,560 in accrued interest for the above convertible note.

The convertible promissory notes #1 is in default but management has not been able to make contact with this party, due to them living out of the country. We have calculated the derivative liability as if it is in default (but the note’s default interest rate stays the same at 8%) and will still accrue appropriate interest until the note is fully satisfied or converted into the Company’s common stock.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt.

Year Ended December 31
CONVERTIBLE DEBT

NOTE 7 – CONVERTIBLE DEBT

As of December 31, 2021, the Company had the following:

Unsecured convertible debt, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750

Unsecured convertible debt, due 03/17/22, 10% interest, default interest at 16%, converts at $0.05/share. Original note value $340,000	150,000

1 unsecured convertible debt were issued during the third quarter 2021, due 03/31/23, 6% interest, converts at $0.05/share.	15,000

SUBTOTAL	171,750
Less: Discount	-
TOTAL	$171,750

Below represent the Black-Scholes Option Pricing Model calculations for the above convertible note payables:

Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	421,432	$8,026
Unsecured Convertible debt #2	5,010,000	$68,443
	507,917	$16,058

As of December 31, 2021, the Company has an outstanding total of $92,527 in accrued interest for the above convertible notes.

The convertible promissory notes #1 is in default but management has not been able to make contact with this party, due to them living out of the country. We have calculated the derivative liability as if it is in default (but the note’s default interest rate stays the same at 8%) and will still accrue appropriate interest until the note is fully satisfied or converted into the Company’s common stock.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt.